Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator Equity Dual Directional 10 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $615.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.00%
Innovator Equity Dual Directional 10 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Innovator Equity Dual Directional 10 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $783.59 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Innovator Equity Dual Directional 10 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $622.77 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(26.70%)